ROPES & GRAY LLP
ONE INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110
May 19, 2010
Andrew D. Wilkins
617-951-7392
Andrew.Wilkins@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re:      GMO Trust (the “Trust”) (File Nos. 2-98772 and 811-04347)
Dear Ladies and Gentlemen:
          Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 141 to the Trust’s Registration Statement under the Securities Act and Amendment No. 177 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 141/177”), including: (i) a Prospectus and Statement of Additional Information relating to GMO Emerging Domestic Opportunities Fund; and (ii) other information and the signature page.
          This Amendment No. 141/177 relates solely to GMO Emerging Domestic Opportunities Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 141/177 become effective seventy-five days after filing.
          If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7392.

Very truly yours,
/s/ Andrew D. Wilkins
Andrew D. Wilkins

Enclosures

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC
Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC
Thomas R. Hiller, Esq.
Elizabeth J. Reza, Esq.